INTANGIBLE ASSETS NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS NET
Schedule of intangible assets
	December 31,	December 31,
	2023	2022

Online course and software copyrights	$615,220	$633,300
Software copyrights	15,649	-
Sub-total	630,869	633,300
Less: accumulated amortization	(279,189)	(210,028)
Intangible asset, net	$351,680	$423,272

Schedule of estimated future amortization expense
Amortization
Twelve months ending December 31,	expense
Fiscal 2024	62,943
Fiscal 2025	62,114
Fiscal 2026	61,522
Fiscal 2027	60,935
Fiscal 2028	54,459
Thereafter	49,707
Total	$351,680